Depreciation and amortization expenses (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation and amortization expenses
Schedule of components of depreciation and amortization expenses
	2024	2023	2022
	US $ in millions

Cost of voyages and related services:
Depreciation	1,130.2	1,449.8	1,370.3
General and administrative	12.3	22.0	26.0
	1,142.5	1,471.8	1,396.3